Equity - Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Options exercised	2,275,000	647,000
Class A Common Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	9,353,000	9,353,000
Class A share conversion	(1,576,166)
Ending balance	7,777,000	9,353,000
Class B Subordinate Voting Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	567,546,000	566,899,000
Class A share conversion	1,576,166
Options exercised	2,275,000	647,000
Acquired and cancelled pursuant to normal course issuer bid (h)	(5,891,000)
Ending balance	565,506,000	567,546,000